Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Prospectus

The following information replaces similar information for Monty Kori found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Mirshekari (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

VBAL-16-01 1.918616.109	November 10, 2016

Supplement to the
Fidelity® Variable Insurance Products
Balanced Portfolio Investor Class
April 28, 2016
Prospectus

The following information replaces similar information for Monty Kori found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Mirshekari (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

VB-INV-16-01 1.918617.109	November 10, 2016